Stockholder's Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of outstanding stock warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2020	325,000	$0.50	4.84
Granted	797,916,666	0.002	-
Balance at December 31, 2021	798,241,666	$0.002	4.26
Granted	750,000,000	$0.0005	7.00
Exercised	(250,000)	0.50	2.40
Balance at June 30, 2022	1,547,991,666	$0.0005	5.21
Warrants exercisable at June 30, 2022	1,547,991,666	$0.0005	5.21

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2019	325,000	$0.50	4.84
Granted	-	-	-
Balance at December 31, 2020	325,000	$0.50	3.84
Granted	797,916,666	$0.002	5.00
Balance at December 31, 2021	798,241,666	$0.002	4.26
Warrants exercisable at December 31, 2021	798,241,666	$0.002	4.26